                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-06351

                               Green Century Funds

                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                    -----------------------------------------
                    (Address of principal executive offices)

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                    -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 482-0800

                        Date of fiscal year end: July 31

                   Date of reporting period: January 31, 2003

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                             SEMI-ANNUAL REPORT
                                                    Green Century Balanced Fund
                                                      Green Century Equity Fund
                                                               January 31, 2003
[LOGO] Green Century Funds

                       An Investment For Your Future   29 Temple Place, Boston,
                                                            Massachusetts 02111

             For information on the Green Century Funds(R), call
1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
             Dear Green Century Funds Shareholder:

             The past six months have brought little relief to investors. While recognition of corporate governance scandals has matured to become an impetus for implementing reforms, other factors have left the markets equally, if not more, unsettled. We believe the multiple speed bumps to recovery included an increasingly complex foreign policy landscape, a domestic economy eager for some good news, and continued environmental degradation.
             Regarding the destabilization of the markets, Alan Greenspan noted in his February 11, 2003 address to the Congressional Committee on Banking, Housing and Urban Affairs that:
             "The intensification of geopolitical risks makes discerning the economic path ahead especially difficult. If these uncertainties diminish considerably in the near term, we should be able to tell far better whether we are dealing with a business sector and an economy poised to grow more rapidly--our more probable expectation--or one that is still laboring under persisting strains and imbalances that have been misidentified as transitory."
According to Mr. Greenspan, other factors that affected U.S. investors included low business revenue and spending, continued concern about corporate governance, and increased oil prices due to instability in the Middle East. Mr. Greenspan further noted, "these uncertainties, coupled with ongoing concerns surrounding macroeconomic prospects, heightened investors' perception of risk and, perhaps, their aversion to such risk."
             Investors have weathered such risks before during turbulent times, yet there are no guarantees the markets will recover in the foreseeable future. As with any investments in the stock and bond markets, there are risks associated with investing in the Green Century Funds. More information on the performance of and risks associated with investing in the Green Century
Balanced Fund and the Green Century Equity Fund is offered in the charts and discussion below.
             Despite these difficult conditions, Green Century Capital Management, Inc. ("Green Century") sees some bright spots on the horizon. Corporate governance reforms are gaining traction through the Sarbanes-Oxley
Act of 2002 (the "Act"), which requires increased auditor independence, corporate responsibility, and financial disclosures. While not a sure guarantee that corporate governance ills will be driven from business practices, we believe the Act is a strong move in the right direction.
             In addition, both political parties have increased their attention to technologies that advance protection of the environment. The federal government recently proposed $1.7 billion in funding for a fuel cell initiative in an effort to jump-start the hydrogen economy. Fuel cells combine hydrogen and oxygen to produce clean electricity and can be used to power cars, trucks, homes, and businesses without producing pollution. Some Democratic 2004 presidential hopefuls have criticized the U.S.'s dependence on worldwide oil reserves under the strict control of regional leaders. As a way to free Americans from the entanglements of such relationships, some presidential candidates propose using more bio-fuels and renewable energy sources and increasing conservation efforts.
             We believe these efforts could enhance environmental protection by decreasing the chance of catastrophic spills from transporting oil around the globe. As of January 31, 2003, the Green Century Balanced Fund invested 13.2% of its net assets in the alternative energy sector to help promote cleaner renewable energy sources.
             Green Century also remained committed to encouraging companies to improve their environmental performance. By dedicating time toward shareholder advocacy efforts, we seek to promote corporate environmental responsibility and work to ensure that the environment has a strong presence within America's boardrooms. During 2002, our shareholder advocacy campaign covered many fronts. In particular, we are pleased to report a significant victory in our ongoing efforts to protect the Arctic National Wildlife Refuge. Working in partnership with leading public interest and environmental advocacy organizations, Green Century helped to convince BP plc* to cancel its membership in Arctic Power, a lobbying group whose sole goal is to open the Refuge to oil drilling. Green Century is continuing its work to protect the Refuge by filing a resolution with ConocoPhillips* to refrain from drilling in this sensitive area. Green Century is also in discussions with Dell Computer Corporation* to buy back their old computers from consumers for recycling and Kraft Foods, Inc.* to stop their use of genetically engineered ingredients. In addition, by encouraging major U.S. power companies to upgrade pollution controls in their plants, Green Century is continuing its efforts to support responsible corporate action on what we consider to be one of the greatest threats facing the planet: global warming.
             Despite the uncertain economic and political climate, Green
Century is vigilantly devoted to the goal of bringing environmentally sound, long-term investment opportunities to investors who want to make a difference. We make our voice heard within the marketplace by investing in companies that create safer and greener products or are responsible toward the environment and by avoiding companies with poor environmental track records. By supporting environmentally clean companies that make progress toward these goals, we seek to provide investors competitive returns, a positive vehicle for change, and help in building a sustainable future. We appreciate you joining us on this journey.

             Respectfully yours,

             Green Century Capital Management, Inc.

* As of January 31, 2003, BP plc comprised 0.01%, ConocoPhillips comprised 0.01%, and Kraft Foods, Inc. comprised 0.02% of the Green Century Balanced Fund. While none of these three companies meets the Fund's standards for corporate environmental responsibility, the Balanced Fund purchased shares in these companies for the express purpose of enabling the Fund to advocate for changes to what it considers to be irresponsible corporate behavior. As of January 31, 2003, Dell Computer Corporation comprised 1.44% of the net assets of the Index Portfolio, in which the Green Century Equity Fund invests substantially all of its investable assets. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser, or the distributor. This material must be preceded or accompanied by a current prospectus.
Distributor: UMB Distribution Services, LLC 3/03

                          GREEN CENTURY BALANCED FUND

             The Green Century Balanced Fund invests primarily in the stocks and bonds of companies that its portfolio manager believes show profit potential while promoting environmentally sensitive or benign business practices. Rather than simply screening out companies with unacceptable environmental records, the Balanced Fund also invests in companies that Green Century believes promote a cleaner environment and a sustainable future.
             The Fund's six-month, one-year and average annual returns for the periods ended December 31, 2002 and January 31, 2003, as compared to the returns of the Lipper Balanced Fund Index are as follows:/1,2/

                                            SIX       ONE    FIVE    TEN
                                           MONTHS     YEAR   YEARS  YEARS
           --------------------------------------------------------------
            For the periods ended December 31, 2002:
            Green Century Balanced Fund... -15.10%   -37.07% -0.48% 5.05%
            Lipper Balanced Fund Index.... - 4.94%   -10.69%  2.11% 7.53%
            For the periods ended January 31, 2003:
            Green Century Balanced Fund... - 5.68%   -37.00% -1.14% 4.72%
            Lipper Balanced Fund Index.... - 1.31%   -11.25%  1.65% 7.23%

             The Green Century Balanced Fund ended the past six months down -5.68%. This return was lower than that of the Lipper Balanced Fund Index in part because the Fund continued to invest in environmentally focused companies, the majority of which reside in the hard hit small capitalization growth sector, which, as represented by the Russell 2500 Growth Index, declined 2.11% during the same period.
             In particular, the poor performance of alternative energy stocks in the fourth quarter of 2002 brought the Fund's performance down, while the technology and telecom bond holdings lessened this decline. Even though demand for renewable energy products and services continued to grow, some companies such as Ballard Power failed to meet expectations, resulting in a price decline./3/ The portfolio manager, however, maintained a long-term perspective and believes that while growth companies inevitably stumble, they have the potential to recover over time.
             While the Fund's portfolio manager remains optimistic about small to mid-capitalization growth stocks, the Fund's investments in smaller companies do entail more risk than do investments in the stocks of larger, more established companies. Small companies may lack the management experience, financial resources, and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies.

/1/ The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A fund's performance, especially for short time periods, should not be the sole factor in making an investment decision. Fund prices change daily and performance may change significantly during periods of market volatility. To obtain current Fund prices and performance information, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.
/2/ Lipper Analytic Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by remaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.
/3/ As of January 31, 2003, Ballard Power Systems, Inc. comprised 1.61% of the net assets of Green Century Balanced Fund. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser, or the distributor.

                           GREEN CENTURY EQUITY FUND

             The Green Century Equity Fund invests substantially all of its assets in a portfolio of 400 companies that comprise the Domini 400 Social Index (the "Social Index"), a broadly diversified portfolio that excludes companies with poor environmental and social records. The Equity Fund seeks to provide shareholders with a long-term total return that matches that of the Social Index. The Social Index is comprised primarily of large capitalization U.S. companies.
             The Fund's six-month, one-year and average annual returns for the periods ended December 31, 2002 and January 31, 2003, as compared to the returns of the S&P 500(R) Index are as follows:/1,2/

                                           SIX       ONE    FIVE     TEN
                                          MONTHS     YEAR   YEARS  YEARS/3/
           ----------------------------------------------------------------
           For the periods ended December 31, 2002:
           Green Century Equity Fund..... - 9.95%   -21.09% -1.38%  8.05%
           S&P 500(R) Index.............. -10.30%   -22.10% -0.59%  9.34%
           For the periods ended January 31, 2003:
           Green Century Equity Fund..... - 5.25%   -22.99% -2.32%  7.64%
           S&P 500(R) Index.............. - 5.26%   -23.02% -1.33%  8.96%

             Domestic equity markets continued to decline over the past six months. The Green Century Equity Fund very slightly outperformed the S&P 500(R) Index during this time, reporting -5.25% and -5.26% total returns, respectively. The Fund's performance was most helped by its industrial sector and healthcare holdings. Relative underweighting of the industrial sector, and in particular not owning General Electric contributed the most to the Fund's relative outperformance. The Fund was hurt by its relative overexposure to the information technology and financial sectors. In particular, the Fund was hurt most by the poor performance and overweighting of American International Group./4/
             The Equity Fund, like many other mutual funds invested primarily in stocks, carries the risk of investing in the stock market. As with other equity funds, the share price of the Equity Fund will fluctuate and may fall when the market declines or the value of the companies in which it invests falls. The large companies in which the Fund's portfolio is invested may perform worse than the stock market as a whole.

/1/ The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A fund's performance, especially for short time periods, should not be the sole factor in making an investment decision. Fund prices change daily and performance may change significantly during periods of market volatility. To obtain current Fund prices and performance information, call 1-800-93-GREEN. The performance data quoted does not reflect the deduction of taxes that some shareholders might pay on Fund distributions or the redemption of Fund shares.
/2/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
/3/ The Green Century Equity Fund, which commenced investment operations in September 1995, invests substantially all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/4/ As of January 31, 2003, American International Group, Inc. comprised 3.29% of the net assets of the Index Portfolio. Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the security by the Funds, the adviser, or the distributor.

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2003
                                  (unaudited)

           COMMON STOCKS-- 64.8%
                                                 SHARES     VALUE
           Medical Products -- 18.9%
           Conceptus, Inc. (b).................. 125,000 $ 1,062,500
           Endocare, Inc. (b)...................  60,000      87,000
           PolyMedica Corp......................  70,000   2,059,400
           SurModics, Inc. (b)..................  50,000   1,500,000
           Thoratec Corp. (b)................... 150,000   1,348,500
           V.I. Technologies, Inc. (b).......... 144,500     128,605
                                                         -----------
                                                           6,186,005
                                                         -----------
           Internet Products & Services -- 11.2%
           MRO Software, Inc. (b)............... 120,000   1,369,320
           Sonic Solutions, Inc. (b)............ 220,000     937,200
           Stellent, Inc. (b)................... 110,000     504,900
           Wave Systems Corp., Class A (b)...... 709,800     851,760
                                                         -----------
                                                           3,663,180
                                                         -----------
           Healthcare -- 10.6%
           AtheroGenics, Inc. (b)............... 350,000   2,642,500
           Kosan Biosciences, Inc. (b)..........  60,000     342,000
           Medicines Co. (b)....................  30,000     492,600
                                                         -----------
                                                           3,477,100
                                                         -----------
           Alternative/Renewable Energy -- 10.4%
           AstroPower, Inc. (b).................  50,000     337,500
           Ballard Power Systems, Inc. (b)(c)...  50,000     527,000
           FuelCell Energy, Inc. (b)............  43,000     248,970
           IMPCO Technologies, Inc. (b)......... 200,000     802,000
           NEG Micon A/S (b)(c).................  40,000     396,034
           Quantum Fuel Systems Technologies
            Worldwide, Inc. (b)................. 225,000     675,000
           Vestas Wind Systems A/S (c)..........  50,000     404,706
                                                         -----------
                                                           3,391,210
                                                         -----------
           Healthy Living -- 8.8%
           Gaiam, Inc. (b)......................  45,000     339,300
           United Natural Foods, Inc. (b).......  60,000   1,258,800
           Whole Foods Market, Inc. (b).........  25,000   1,270,500
                                                         -----------
                                                           2,868,600
                                                         -----------
           Financials -- 2.0%
           American International Group, Inc....     280      15,154
           FBR Asset Investment Corp............  20,000     623,000
                                                         -----------
                                                             638,154
                                                         -----------

                                              SHARES       VALUE
             Technology -- 1.4%
             AOL Time Warner, Inc. (b)......        300 $     3,498
             Art Technology Group, Inc. (b).    270,000     270,000
             Dot Hill Systems Corp. (b).....     40,000     163,200
             Intel Corp.....................        800      12,528
                                                        -----------
                                                            449,226
                                                        -----------
             Food and Beverages -- 1.3%
             Kraft Foods, Inc...............        200       6,370
             Vermont Pure Holdings, Ltd. (b)    107,600     421,792
                                                        -----------
                                                            428,162
                                                        -----------
             Business Products & Services -- 0.2%
             Harris Interactive, Inc. (b)...     20,000      78,000
                                                        -----------
             Energy -- 0.0%
             BP plc (c).....................        600       3,771
             ConocoPhillips.................        100       4,819
                                                        -----------
                                                              8,590
                                                        -----------
             Total Common Stocks
              (Cost $30,726,492)............             21,188,227
                                                        -----------
             CORPORATE BONDS & NOTES -- 33.2%
                                             PRINCIPAL
                                              AMOUNT
             Telecommunications -- 19.7%
             Amkor Technology, Inc.
               9.25%, due 5/1/06............ $2,000,000   1,900,000
             Charter Communications
              Holdings LLC
               8.625%, due 4/1/09...........  2,000,000     980,000
             EchoStar DBS Corp.
               9.375%, due 2/1/09...........  1,500,000   1,582,500
             Nextel Communications, Inc.
               0%, due 2/15/08 (d)..........  2,000,000   1,970,000
                                                        -----------
                                                          6,432,500
                                                        -----------
             Consumer Goods & Services -- 7.6%
             Kindercare Learning Centers
               9.50%, due 2/15/09...........  1,500,000   1,494,375
             NBC Acquisition Corp.
               0%, due 2/15/09 (d)..........    300,000     283,875
             Nebraska Book Co.
               8.75%, due 2/15/08...........    700,000     701,750
                                                        -----------
                                                          2,480,000
                                                        -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 2003
                                  (unaudited)

                                             PRINCIPAL
                                              AMOUNT       VALUE
             Alternative/Renewable Energy -- 2.8%
             Calpine Corp.
               8.625%, due 8/15/10.......... $1,000,000 $   460,000
             Calpine Corp.
               8.50%, due 2/15/11...........  1,000,000     465,000
                                                        -----------
                                                            925,000
                                                        -----------
             Healthy Living -- 2.3%
             NBTY, Inc.
               8.625%, due 9/15/07..........    750,000     772,500
                                                        -----------
             Food & Beverage -- 0.8%
             Sparkling Spring Water
               11.50%, due 11/15/07 (c).....    250,000     265,625
                                                        -----------
             Total Corporate Bonds and Notes
              (Cost $12,544,638)............             10,875,625
                                                        -----------

                                                                                VALUE
                               SHORT-TERM OBLIGATIONS -- 1.6%
                               Repurchase Agreements
                               Salomon Brothers, 0.32%, dated 1/31/03, due
                                2/3/03, proceeds $515,343 (collateralized by
                                U.S. Treasury Bonds with maturity at
                                8/15/19, value $542,081) (Cost $515,329).... $   515,329
                                                                             -----------
                               TOTAL INVESTMENTS (a) -- 99.6%
                                 (Cost $43,786,459).......................    32,579,181
                               Other Assets less Liabilities -- 0.4%........     118,398
                                                                             -----------
                               NET ASSETS -- 100.0%......................... $32,697,579
                                                                             ===========

--------
(a)The cost of investments for federal income tax purposes is $44,045,878, resulting in gross unrealized appreciation and depreciation of $2,286,699 and $13,753,396, respectively, or net unrealized depreciation of $11,466,697.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada.
(d)Step bond. Rate shown is currently in effect at January 31, 2003.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               January 31, 2003
                                  (unaudited)

 ASSETS:
 Investments, at value (cost $43,786,459)........................ $ 32,579,181
 Receivables for:
   Securities sold...............................................       80,875
   Capital stock sold............................................       13,360
   Interest and dividends........................................      425,989
                                                                  ------------
    Total assets.................................................   33,099,405
                                                                  ------------
 LIABILITIES:
 Payable for securities purchased................................      214,963
 Payable for capital stock repurchased...........................      115,998
 Accrued expenses................................................       70,865
                                                                  ------------
    Total liabilities............................................      401,826
                                                                  ------------
 NET ASSETS...................................................... $ 32,697,579
                                                                  ============
 NET ASSETS CONSIST OF:
 Paid-in capital................................................. $ 73,504,867
 Undistributed net investment income.............................       52,980
 Undistributed net realized loss on investments..................  (29,652,990)
 Net unrealized depreciation on investments......................  (11,207,278)
                                                                  ------------
 NET ASSETS...................................................... $ 32,697,579
                                                                  ============
 SHARES OUTSTANDING..............................................    3,401,121
                                                                  ============
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE.. $       9.61
                                                                  ============
                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS
                   For the six months ended January 31, 2003
                                  (unaudited)
 INVESTMENT INCOME:
 Interest income................................................. $    706,815
 Dividend income (net of $8 foreign withholding taxes)...........       85,167
                                                                  ------------
    Total investment income......................................      791,982
                                                                  ------------
 EXPENSES (Note 2):
 Administrative services fee.....................................      257,506
 Investment advisory fee.........................................      131,798
 Distribution fee................................................       43,933
                                                                  ------------
    Total expenses...............................................      433,237
                                                                  ------------
 NET INVESTMENT INCOME                                                 358,745
                                                                  ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
 Net realized gain (loss) on:
   Investments...................................................   (3,068,175)
   Options written...............................................       11,158
                                                                  ------------
                                                                    (3,057,017)
 Change in net unrealized appreciation/depreciation on:..........
   Investments...................................................      740,462
   Options written...............................................       (1,060)
                                                                  ------------
                                                                       739,402
                                                                  ------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.................   (2,317,615)
                                                                  ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $ (1,958,870)
                                                                  ============

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX       FOR THE
                                                                                           MONTHS ENDED    YEAR ENDED
                                                                                         JANUARY 31, 2003 JULY 31, 2002
                                                                                           (UNAUDITED)      (AUDITED)
DECREASE IN NET ASSETS:
From Operations:
  Net investment income.................................................................   $    358,745   $    502,616
  Net realized loss on investments and options written..................................     (3,057,017)   (15,302,246)
  Change in net unrealized appreciation/depreciation on investments and options written.        739,402     (5,718,575)
                                                                                           ------------   ------------
  Net decrease in net assets resulting from operations..................................     (1,958,870)   (20,518,205)
                                                                                           ------------   ------------
Dividends and distributions to shareholders (Note 1):
  From net investment income............................................................       (369,341)      (438,957)
                                                                                           ------------   ------------
  Total dividends and distributions.....................................................       (369,341)      (438,957)
                                                                                           ------------   ------------
Capital share transactions (Note 4):
  Proceeds from sales of shares.........................................................     18,389,201     50,370,778
  Reinvestment of dividends and distributions...........................................        357,400        422,934
  Payments for shares redeemed..........................................................    (19,945,832)   (57,265,093)
                                                                                           ------------   ------------
  Net decrease in net assets resulting from capital share transactions..................     (1,199,231)    (6,471,381)
                                                                                           ------------   ------------
Total decrease in net assets............................................................     (3,527,442)   (27,428,543)
NET ASSETS:
  Beginning of period...................................................................     36,225,021     63,653,564
                                                                                           ------------   ------------
  End of period.........................................................................   $ 32,697,579   $ 36,225,021
                                                                                           ============   ============

                          GREEN CENTURY BALANCED FUND
                             FINANCIAL HIGHLIGHTS

                                             FOR THE SIX                FOR THE YEARS
                                             MONTHS ENDED              ENDED JULY 31,              FOR THE ONE    FOR THE YEAR
                                           JANUARY 31, 2003 ------------------------------------   MONTH ENDED        ENDED
                                             (UNAUDITED)      2002      2001      2000     1999   JULY 31, 1998   JUNE 30, 1998
Net Asset Value, beginning of period......     $ 10.30      $ 15.94   $ 23.56   $ 12.21  $ 12.68     $ 13.79         $ 13.53
                                               -------      -------   -------   -------  -------     -------         -------
Income from investment operations:
  Net investment income...................        0.11         0.14      0.10      0.07     0.11          --            0.02
  Net realized and unrealized gain (loss)
   on investments.........................       (0.69)       (5.66)    (4.10)    11.35     0.40       (1.11)           1.68
                                               -------      -------   -------   -------  -------     -------         -------
Total increase (decrease) from investment
 operations...............................       (0.58)       (5.52)    (4.00)    11.42     0.51       (1.11)           1.70
                                               -------      -------   -------   -------  -------     -------         -------
Less dividends and distributions (Note 1):
  Dividends from net investment income....       (0.11)       (0.12)    (0.11)    (0.07)   (0.11)         --           (0.09)
  Distributions from net realized gains...          --           --     (3.51)       --    (0.87)         --           (1.35)
                                               -------      -------   -------   -------  -------     -------         -------
Total decrease from dividends and
 distributions............................       (0.11)       (0.12)    (3.62)    (0.07)   (0.98)         --           (1.44)
                                               -------      -------   -------   -------  -------     -------         -------
Net Asset Value, end of period............     $  9.61      $ 10.30   $ 15.94   $ 23.56  $ 12.21     $ 12.68         $ 13.79
                                               =======      =======   =======   =======  =======     =======         =======
Total return..............................       (5.68)%(a)  (34.80)%  (19.19)%   93.54%    4.93%      (8.05)%(a)      13.13%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)....     $32,698      $36,225   $63,654   $55,081  $15,269     $15,212         $16,286
  Ratio of expenses to average net assets.        2.47%(b)     2.39%     2.35%     2.48%    2.50%       2.50%(b)        2.50%
  Ratio of net investment income to
   average net assets.....................        2.04%(b)     0.95%     0.60%     0.50%    1.00%       0.22%(b)        0.12%
  Portfolio turnover......................          37%(a)       70%       91%      116%      91%          4%(a)          96%

(a)Not annualized.
(b)Annualized.

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2003
                                  (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)................................. $25,451,726
Receivable for capital stock sold..............................................................       9,350
                                                                                                -----------
   Total assets................................................................................  25,461,076
                                                                                                -----------
LIABILITIES:
Accrued expenses (Note 2)......................................................................      33,622
                                                                                                -----------
   Total liabilities...........................................................................      33,622
                                                                                                -----------
NET ASSETS..................................................................................... $25,427,454
                                                                                                ===========
NET ASSETS CONSIST OF:
Paid-in capital................................................................................ $36,903,728
Undistributed net investment income............................................................       1,544
Accumulated net realized loss on investments...................................................  (5,287,388)
Net unrealized depreciation on investments.....................................................  (6,190,430)
                                                                                                -----------
NET ASSETS..................................................................................... $25,427,454
                                                                                                ===========
SHARES OUTSTANDING.............................................................................   1,807,601
                                                                                                ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE................................. $     14.07
                                                                                                ===========

                                         GREEN CENTURY EQUITY FUND
                                          STATEMENT OF OPERATIONS

                                 For the six months ended January 31, 2003
                                                (unaudited)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio......................................................... $   204,122
Expenses from Index Portfolio..................................................................     (29,741)
                                                                                                -----------
   Net income from Index Portfolio.............................................................     174,381
                                                                                                -----------
EXPENSES:
Administrative services fee (Note 2)...........................................................     172,837
                                                                                                -----------
NET INVESTMENT INCOME..........................................................................       1,544
                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT:
Net realized loss on investment allocated from Index Portfolio.................................  (2,376,261)
Change in net unrealized appreciation/depreciation on investment allocated from Index Portfolio     943,410
                                                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT.................................................  (1,432,851)
                                                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................... $(1,431,307)
                                                                                                ===========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX       FOR THE
                                                                         MONTHS ENDED    YEAR ENDED
                                                                       JANUARY 31, 2003 JULY 31, 2002
                                                                         (UNAUDITED)      (AUDITED)
DECREASE IN NET ASSETS:
From Operations:
 Net investment income (loss).........................................   $     1,544     $   (84,391)
 Net realized gain (loss) on investment allocated from Index Portfolio    (2,376,261)     (3,013,293)
 Change in net unrealized appreciation/depreciation on investment
   from Index Portfolio...............................................       943,410      (5,351,599)
                                                                         -----------     -----------
 Net decrease in net assets resulting from operations.................    (1,431,307)     (8,449,283)
                                                                         -----------     -----------
Dividends and distributions to shareholders (Note 1):
 From net realized gains..............................................            --      (2,254,209)
                                                                         -----------     -----------
 Total dividends and distributions....................................            --      (2,254,209)
                                                                         -----------     -----------
Capital share transactions (Note 4):
 Proceeds from sales of shares........................................     1,414,871       6,668,337
 Reinvestment of dividends and distributions..........................            --       2,209,254
 Payments for shares redeemed.........................................    (1,942,708)     (5,824,813)
                                                                         -----------     -----------
 Net increase (decrease) in net assets resulting from capital share
   transactions.......................................................      (527,837)      3,052,778
                                                                         -----------     -----------
Total decrease in net assets..........................................    (1,959,144)     (7,650,714)
NET ASSETS:
 Beginning of period..................................................    27,386,598      35,037,312
                                                                         -----------     -----------
 End of period........................................................   $25,427,454     $27,386,598
                                                                         ===========     ===========

                           GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS

                                                                         FOR THE SIX
                                                                         MONTHS ENDED             FOR THE YEARS ENDED JULY 31,
                                                                       JANUARY 31, 2003 ---------------------------------------
                                                                         (UNAUDITED)      2002      2001      2000      1999
Net Asset Value, beginning of period..................................     $ 14.85      $ 20.84   $ 26.42   $ 24.62   $ 20.44
                                                                           -------      -------   -------   -------   -------
Income from investment operations:
 Net investment loss..................................................          --        (0.05)    (0.11)    (0.14)    (0.08)
 Net realized and unrealized gain (loss) on investment................       (0.78)       (4.62)    (4.66)     2.02      4.47
                                                                           -------      -------   -------   -------   -------
Total increase (decrease) from investment operations..................       (0.78)       (4.67)    (4.77)     1.88      4.39
                                                                           -------      -------   -------   -------   -------
Less dividends and distributions (Note 1):
 Distributions from net realized gains................................          --        (1.32)    (0.81)    (0.08)    (0.21)
                                                                           -------      -------   -------   -------   -------
Total decrease from dividends and distributions.......................          --        (1.32)    (0.81)    (0.08)    (0.21)
                                                                           -------      -------   -------   -------   -------
Net Asset Value, end of period........................................       $ 14.07..   $ 14.85   $ 20.84   $ 26.42   $ 24.62
                                                                           =======      =======   =======   =======   =======
Total return..........................................................       (5.25)%(b)  (23.67)%  (18.34)%    7.62%    21.56%
Ratios/Supplemental data:
 Net assets, end of period (in 000's).................................     $25,427      $27,387   $35,037   $40,931   $29,764
 Ratio of expenses to average net assets..............................        1.50%(c)     1.50%     1.50%     1.50%     1.50%
 Ratio of net investment income (loss) to average net assets..........        0.01%(c)    (0.26)%   (0.51)%   (0.59)%   (0.46)%
 Portfolio turnover (a)...............................................           4%(b)       13%       19%        9%        8%



                                                                         1998
Net Asset Value, beginning of period.................................. $ 16.86
                                                                       -------
Income from investment operations:
 Net investment loss..................................................   (0.03)
 Net realized and unrealized gain (loss) on investment................    3.62
                                                                       -------
Total increase (decrease) from investment operations..................    3.59
                                                                       -------
Less dividends and distributions (Note 1):
 Distributions from net realized gains................................   (0.01)
                                                                       -------
Total decrease from dividends and distributions.......................   (0.01)
                                                                       -------
Net Asset Value, end of period........................................  $ 20.44
                                                                       =======
Total return..........................................................   21.32%
Ratios/Supplemental data:
 Net assets, end of period (in 000's)................................. $15,476
 Ratio of expenses to average net assets..............................    1.50%
 Ratio of net investment income (loss) to average net assets..........   (0.26)%
 Portfolio turnover (a)...............................................       5%

(a)Represents portfolio turnover for the Index Portfolio.
(b)Not annualized.
(c)Annualized.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

NOTE 1 -- Organization and Significant Accounting Policies
   Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
   The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investments reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.32% at January 31, 2003). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
    (A)Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
       Equity Fund Investment Valuation: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
    (B)Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (continued)

       determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
       Equity Fund Securities Transactions and Investment Income: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.
    (C)Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.
       The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
    (D)Repurchase Agreements: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty.
    (E)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
    (F)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2 -- Transactions With Affiliates
    (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (continued)

    (B)Subadviser: Winslow Management Company ("Winslow"), a division of Adams, Harkness & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended January 31, 2003, Green Century accrued fees of $23,531 to Winslow.
    (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
    (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2003, Green Century accrued fees of $35,112 and $35,112 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
    (E)Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2003, the Balanced Fund accrued and paid $43,933 to UMB Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3 -- Investment Transactions
   The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $12,642,089 and $13,674,312, respectively, for the six months ended January 31, 2003.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (concluded)


   The Balanced Fund's activity in written options for the six months ended January 31, 2003 was as follows:

                                                   PREMIUM  CONTRACTS
                                                  --------  ---------
          Options outstanding at July 31, 2002... $  1,960      30
          Options written........................    9,918     230
          Options exercised......................       --      --
          Options expired........................       --      --
          Options closed.........................  (11,878)   (260)
                                                  --------    ----
          Options outstanding at January 31, 2003 $     --      --
                                                  ========    ====

   Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $1,427,929 and $2,131,040 for the six months ended January 31, 2003.

   The tax basis of the components of distributable net earnings (deficit) at January 31, 2003 were as follows:

                                              BALANCED FUND  EQUITY FUND
                                              ------------- ------------
       Undistributed ordinary income......... $     52,980  $      1,544
       Accumulated loss carryforwards........  (29,393,571)   (4,011,868)
       Unrealized depreciation on investments  (11,466,697)   (7,465,950)
                                              ------------  ------------
       Distributable net deficit............. $(40,807,288) $(11,476,274)
                                              ============  ============

   The tax character of distributions paid during the six months ended January 31, 2003 and the fiscal year ended July 31, 2002 were as follows:

                                BALANCED FUND                   EQUITY FUND
                        ------------------------------ ------------------------------
                        SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                        JANUARY 31, 2003 JULY 31, 2002 JANUARY 31, 2003 JULY 31, 2002
Ordinary income........     $369,341       $438,957           --                 --
Long-term capital gains           --             --           --         $2,254,209

NOTE 4 -- Capital Share Transactions
   Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                   EQUITY FUND
                          -----------------------------  -----------------------------
                            FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                          JANUARY 31, 2003 JULY 31, 2002 JANUARY 31, 2003 JULY 31, 2002
Shares sold..............     1,848,397      3,496,148         97,223        370,643
Reinvestment of dividends        36,184         31,825             --        119,270
Shares redeemed..........    (2,000,114)    (4,005,652)      (133,585)      (326,934)
                             ----------     ----------       --------       --------
                               (115,533)      (477,679)       (36,362)       162,979
                             ==========     ==========       ========       ========

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2003
                                  (unaudited)


                                                 SHARES      VALUE
          Consumer Discretionary -- 12.5%
          American Greetings Corporation (a)...    15,700 $   218,230
          AOL Time Warner, Inc. (a)............ 1,097,200  12,793,352
          AutoZone, Inc. (a)...................    24,900   1,636,179
          Bandag, Inc..........................     2,400      89,136
          Bassett Furniture Industries.........     3,000      42,720
          Black & Decker Corp..................    20,700     758,448
          Bob Evans Farms, Inc.................     9,300     210,924
          CDW Computer Centers, Inc. (a).......    21,700     956,753
          Centex Corporation...................    15,800     836,136
          Champion Enterprises, Inc. (a).......    12,800      37,760
          Charming Shoppes, Inc. (a)...........    29,400      98,784
          Circuit City Stores, Inc.............    54,100     324,059
          Claire's Stores, Inc.................    11,900     278,698
          Comcast Corporation (a)..............   346,058   9,215,525
          Cooper Tire and Rubber Company.......    18,800     268,840
          Costco Wholesale Corporation (a).....   116,530   3,364,221
          Cross (A.T.) Company (a).............     3,800      20,140
          Dana Corporation.....................    38,400     413,568
          Darden Restaurants, Inc..............    44,200     959,140
          Delphi Automotive Systems
           Corporation.........................   144,300   1,229,436
          Dillard's, Inc.......................    20,700     310,500
          Disney (Walt) Company................   521,200   9,121,000
          Dollar General Corporation...........    86,551     974,564
          Dow Jones & Company..................    16,000     645,760
          eBay Inc. (a)........................    79,200   5,952,672
          Emmis Communications
           Corporation (a).....................    12,200     267,668
          Family Dollar Stores Inc.............    44,300   1,334,316
          Fleetwood Enterprises, Inc. (a)......     9,300      46,407
          Foot Locker, Inc.....................    36,300     366,630
          Gaiam, Inc. (a)......................     2,200      16,588
          Gap, Inc. (The)......................   224,687   3,287,171
          Harley-Davidson, Inc.................    77,500   3,237,950
          Harman International Industries, Inc.     8,360     514,140
          Hartmarx Corporation (a).............     8,500      21,165
          Home Depot, Inc......................   594,397  12,422,897
          Ikon Office Solutions................    38,800     300,700
          KB Home..............................    12,400     554,404
          Lee Enterprises, Inc.................     8,800     299,728
          Leggett & Platt, Incorporated........    50,300   1,016,060
          Lillian Vernon Corporation...........     2,200       9,350
          Limited, Inc. (The)..................   134,700   1,695,873
          Liz Claiborne, Inc...................    27,300     784,056
          Lowe's Companies, Inc................   198,600   6,788,148
          Luby's, Inc. (a).....................     5,800      11,484
          Mattel, Inc..........................   110,285   2,205,700

                                                SHARES     VALUE
          Consumer Discretionary -- (continued)
          May Department Stores Company........  74,500 $  1,527,250
          Maytag Corporation...................  20,100      507,927
          McDonald's Corporation............... 325,700    4,637,968
          McGraw-Hill Companies................  49,500    2,931,390
          Media General, Inc...................   5,800      316,100
          Men's Wearhouse, Inc. (a)............  10,600      148,506
          Meredith Corporation.................  10,200      430,338
          Modine Manufacturing Company.........   8,700      140,940
          New York Times Company...............  38,900    1,899,876
          Newell Rubbermaid, Inc...............  67,478    1,879,262
          Nordstrom, Inc.......................  34,800      627,792
          Omnicom Group, Inc...................  48,200    2,906,460
          Oneida Ltd...........................   4,300       47,214
          Oshkosh B'Gosh, Inc..................   2,700       64,881
          Penney (J.C.) Company, Inc...........  69,200    1,341,788
          Pep Boys--Manny, Moe & Jack..........  14,000      145,740
          Phillips-Van Heusen Corporation......   7,200       85,320
          Pixar (a)............................  13,000      714,870
          Pulte Homes, Inc.....................  15,800      789,684
          Radio One, Inc. (a)..................   5,800       89,784
          RadioShack Corporation...............  43,500      867,825
          Reebok International Ltd. (a)........  15,200      459,648
          Ruby Tuesday, Inc....................  16,700      315,630
          Russell Corporation..................   8,300      133,049
          Scholastic Corporation (a)...........   9,700      345,504
          Sears, Roebuck and Co................  80,100    2,118,645
          Snap-On Incorporated.................  15,050      383,775
          SPX Corporation (a)..................  20,830      772,793
          Stanley Works........................  22,200      590,964
          Staples, Inc. (a).................... 120,300    2,065,551
          Starbucks Corporation (a)............  98,300    2,233,376
          Stride Rite Corporation..............  10,800       87,156
          Target Corporation................... 231,500    6,530,615
          Timberland Company (The) (a).........   7,500      232,125
          TJX Companies, Inc................... 135,200    2,482,272
          Toys 'R' Us, Inc. (a)................  54,220      490,149
          Tribune Company......................  77,450    3,748,580
          Tupperware Corporation...............  15,000      231,900
          Univision Communications, Inc. (a)...  41,400    1,091,304
          VF Corporation.......................  28,100      989,963
          Visteon Corporation..................  34,000      233,580
          Washington Post Company..............   2,000    1,469,000
          Wellman, Inc.........................   8,200      100,860
          Wendy's International, Inc...........  29,800      809,070
          Whirlpool Corporation................  17,600      914,673
                                                        ------------
                                                         136,868,077
                                                        ------------

                                January 31, 2003
                                  (unaudited)

                                                SHARES     VALUE
           Consumer Staples -- 13.0%
           Alberto-Culver Company..............   8,400 $    426,132
           Albertson's, Inc.................... 101,100    2,173,650
           Avon Products, Inc..................  60,300    3,015,000
           Campbell Soup Company............... 104,900    2,514,453
           Church & Dwight Co., Inc............  10,300      298,700
           Clorox Company......................  56,300    2,151,786
           Coca-Cola Company................... 634,100   25,655,686
           Colgate-Palmolive Company........... 137,400    6,995,034
           CVS Corporation..................... 100,500    2,273,310
           Fleming Companies, Inc..............  12,900       47,085
           General Mills Incorporated..........  94,300    4,236,899
           Gillette Company.................... 269,600    8,061,040
           Green Mountain Coffee, Inc. (a).....   1,800       27,018
           Hain Celestial Group, Inc. (The) (a)   8,700      103,269
           Heinz (H.J.) Company................  89,900    2,904,669
           Hershey Foods Corporation...........  26,600    1,715,700
           Horizon Organic Holding
            Corporation (a)....................   2,600       33,254
           Kellogg Company..................... 104,600    3,493,640
           Kimberly-Clark Corporation.......... 131,964    6,112,572
           Kroger Company (a).................. 198,100    2,989,329
           Longs Drug Stores Corporation.......   9,900      211,167
           Nature's Sunshine Products, Inc.....   4,200       36,078
           PepsiAmericas, Inc..................  39,000      501,150
           PepsiCo, Inc........................ 441,570   17,874,754
           Procter & Gamble Company............ 332,400   28,443,468
           Safeway Inc. (a).................... 112,900    2,675,730
           Smucker (J.M.) Company..............  12,905      516,200
           SUPERVALU, Inc......................  34,400      511,872
           Sysco Corporation................... 168,500    4,948,845
           Tootsie Roll Industries, Inc........   9,096      257,417
           United Natural Foods, Inc. (a)......   5,000      104,900
           Walgreen Company.................... 261,600    7,586,400
           Whole Foods Market, Inc. (a)........  14,900      757,218
           Wild Oats Markets, Inc. (a).........   6,550       54,300
           Wrigley (Wm.) Jr. Company...........  46,500    2,581,679
                                                        ------------
                                                         142,289,404
                                                        ------------
           Energy -- 1.0%
           Anadarko Petroleum
            Corporation........................  63,685    2,936,515
           Apache Corporation..................  36,440    2,274,220
           Cooper Cameron Corp. (a)............  14,100      683,427
           Devon Energy Corporation............  40,472    1,833,382
           EOG Resources, Inc..................  29,800    1,155,048
           Equitable Resources, Inc............  16,100      598,598
           Helmerich & Payne, Inc..............  13,000      324,870
           Noble Energy, Inc...................  14,700      524,790

                                                 SHARES     VALUE
            Energy -- (continued)
            Rowan Companies, Inc................  24,200 $   499,246
            Sunoco, Inc.........................  19,800     620,136
                                                         -----------
                                                          11,450,232
                                                         -----------
            Financials -- 25.3%
            AFLAC, Inc.......................... 132,300   4,285,197
            American Express Company............ 335,800  11,930,974
            American International Group, Inc... 667,476  36,123,801
            AmSouth Bancorporation..............  91,800   1,880,982
            Aon Corporation.....................  79,700   1,508,721
            Bank of America Corporation......... 382,800  26,815,140
            Bank One Corporation................ 297,585  10,864,828
            Capital One Financial Corporation...  56,000   1,738,800
            Cathay Bancorp, Inc.................   4,700     176,762
            Charter One Financial, Inc..........  58,410   1,688,633
            Chittenden Corporation..............   8,376     216,101
            Chubb Corporation...................  43,400   2,331,448
            Cincinnati Financial Corporation....  41,585   1,488,327
            Comerica Incorporated...............  44,200   1,790,100
            Edwards (A.G.), Inc.................  20,387     582,457
            Fannie Mae.......................... 253,800  16,420,860
            Fifth Third Bancorp................. 147,537   7,871,099
            First Tennessee National Corporation  32,400   1,215,000
            FirstFed Financial Corp. (a)........   4,500     130,095
            Franklin Resources, Inc.............  65,100   2,170,434
            Freddie Mac......................... 177,300   9,925,254
            Golden West Financial...............  39,300   2,889,729
            GreenPoint Financial Corporation....  25,200   1,086,372
            Hartford Financial Services
             Group (The)........................  65,100   2,713,368
            Janus Capital Group Inc. (a)........  57,000     723,330
            Jefferson-Pilot Corporation.........  37,125   1,429,313
            KeyCorp............................. 108,800   2,616,640
            Lincoln National Corporation........  45,800   1,477,050
            Marsh & McLennan
             Companies, Inc..................... 137,500   5,861,625
            MBIA, Inc...........................  37,500   1,536,750
            MBNA Corporation.................... 327,875   5,518,136
            Mellon Financial Corporation........ 110,400   2,524,848
            Merrill Lynch & Co., Inc............ 219,900   7,700,898
            MGIC Investment Corporation.........  26,000   1,121,380
            Moody's Corporation.................  39,000   1,633,320
            Morgan (J.P.) Chase & Co............ 509,560  11,893,130
            National City Corporation........... 156,700   4,356,260
            Northern Trust Corporation..........  55,900   1,911,780
            PNC Financial Services Group........  72,800   3,206,112
            Progressive Corporation (The).......  55,700   2,692,538
            Providian Financial Corporation (a).  74,200     474,138
            Rouse Company.......................  22,500     713,925

                                January 31, 2003
                                  (unaudited)

                                               SHARES     VALUE
             Financials -- (continued)
             SAFECO Corporation...............  35,400 $  1,269,090
             Schwab (Charles) Corporation..... 344,500    3,176,290
             SLM Corporation..................  39,400    4,185,462
             St. Paul Companies, Inc..........  57,264    1,869,097
             State Street Corporation.........  83,000    3,285,970
             SunTrust Banks, Inc..............  72,700    4,118,455
             Synovus Financial Corporation....  76,550    1,479,712
             U.S. Bancorp..................... 489,021   10,318,343
             UnumProvident Corporation........  62,200    1,086,634
             Value Line, Inc..................   2,600      119,938
             Wachovia Corporation............. 347,600   12,503,172
             Washington Mutual, Inc........... 241,404    8,316,368
             Wells Fargo & Company............ 432,600   20,492,262
             Wesco Financial Corporation......   1,800      540,000
                                                       ------------
                                                        277,996,448
                                                       ------------
             Health Care -- 13.5%
             Allergan, Inc....................  32,700    1,983,909
             Amgen, Inc. (a).................. 326,800   16,653,728
             Applera Corp.-Applied Biosystems
              Group...........................  54,300      952,965
             Bard (C.R.), Inc.................  13,400      759,512
             Bausch & Lomb Incorporated.......  14,000      465,500
             Baxter International, Inc........ 152,200    4,288,996
             Becton Dickinson and Company.....  64,900    2,128,720
             Biogen, Inc. (a).................  38,400    1,468,800
             Biomet, Inc......................  67,100    1,874,841
             Boston Scientific Corporation (a) 104,300    4,218,935
             CIGNA Corporation................  36,000    1,572,120
             Forest Laboratories, Inc. (a)....  92,200    4,771,350
             Guidant Corporation (a)..........  78,200    2,629,084
             Hillenbrand Industries, Inc......  15,900      813,285
             Humana, Inc. (a).................  42,900      426,426
             Invacare Corporation.............   7,700      233,618
             Invitrogen Corporation (a).......  13,400      394,764
             Johnson & Johnson................ 760,070   40,747,353
             King Pharmaceuticals Inc. (a)....  62,500      917,500
             Manor Care, Inc. (a).............  25,000      480,500
             McKesson HBOC, Inc...............  73,420    2,087,331
             MedImmune, Inc. (a)..............  63,500    1,891,665
             Medtronic, Inc................... 310,500   13,947,660
             Merck & Co., Inc................. 574,500   31,821,555
             Mylan Laboratories, Inc..........  47,550    1,270,536
             Oxford Health Plans, Inc. (a)....  22,700      799,721
             Quintiles Transnational Corp. (a)  30,400      386,384
             St. Jude Medical, Inc. (a).......  44,900    1,956,293
             Stryker Corporation (a)..........  50,700    3,054,168
             Watson Pharmaceuticals (a).......  27,700      838,756
             Zimmer Holdings, Inc. (a)........  49,300    2,021,300
                                                       ------------
                                                        147,857,275
                                                       ------------

                                               SHARES     VALUE
             Industrials -- 7.0%
             3M Company.......................  99,700 $12,417,635
             Airborne, Inc....................  12,500     192,375
             Alaska Air Group, Inc. (a).......   6,900     136,413
             American Power Conversion (a)....  50,600     787,336
             AMR Corporation (a)..............  39,900     115,710
             Angelica Corporation.............   2,200      42,680
             Apogee Enterprises, Inc..........   7,400      68,672
             AstroPower, Inc. (a).............   5,700      38,475
             Ault, Inc. (a)...................   1,200       2,292
             Automatic Data Processing, Inc... 153,674   5,327,878
             Avery Dennison Corporation.......  28,400   1,692,356
             Baldor Electric Company..........   8,800     168,432
             Banta Corporation................   6,550     196,304
             Block (H & R), Inc...............  45,700   1,731,573
             Brady Corporation................   5,500     146,080
             Bright Horizons Family Solutions,
              Inc. (a)........................   3,200      85,440
             Ceridian Corporation (a).........  37,800     542,052
             Cintas Corporation...............  43,600   1,800,680
             CLARCOR, Inc.....................   6,450     209,625
             Cooper Industries, Inc...........  23,900     846,777
             CPI Corporation..................   2,100      29,379
             Cummins, Inc.....................  10,700     264,290
             Deere & Company..................  61,000   2,574,200
             Delta Air Lines, Inc.............  32,000     292,480
             Deluxe Corporation...............  16,000     643,840
             DeVry, Inc. (a)..................  18,100     305,890
             Dionex Corporation (a)...........   5,600     174,664
             Donaldson Company, Inc...........  11,300     383,635
             Donnelley (R.R.) & Sons Company..  29,300     631,415
             Ecolab, Inc......................  33,500   1,651,550
             Emerson Electric Company......... 108,000   5,068,440
             Fastenal Company.................  19,700     652,464
             FedEx Corporation................  76,300   4,013,380
             GATX Corporation.................  12,600     240,282
             Genuine Parts Company............  44,900   1,324,550
             Graco, Inc.......................  12,368     329,236
             Grainger (W.W.), Inc.............  23,600   1,116,280
             Granite Construction Incorporated  10,625     161,500
             Harland (John H.) Company........   7,600     167,580
             Herman Miller, Inc...............  19,300     345,277
             HON Industries Inc...............  15,200     393,984
             Hubbell Incorporated.............  12,660     399,423
             Illinois Tool Works, Inc.........  78,600   4,780,452
             IMCO Recycling, Inc. (a).........   3,800      21,508
             IMS Health, Inc..................  70,500   1,187,925
             Interface, Inc...................  11,400      31,350
             Ionics, Inc. (a).................   4,500     101,880
             Isco, Inc........................   1,500      12,630

                                January 31, 2003
                                  (unaudited)

                                                SHARES     VALUE
            Industrials -- (continued)
            Kansas City Southern Industries,
             Inc. (a)..........................  15,700 $   200,175
            Kelly Services, Inc................   8,475     177,128
            Lawson Products, Inc...............   2,500      66,875
            Lincoln Electric Holdings, Inc.....  11,000     244,420
            Masco Corporation.................. 126,100   2,293,759
            Merix Corporation (a)..............   3,750      23,475
            Milacron, Inc......................   8,700      43,413
            Molex Incorporated.................  25,646     538,310
            National Service Industries, Inc...   2,875      17,394
            New England Business
             Service, Inc......................   3,400      74,800
            Nordson Corporation................   8,600     190,060
            Norfolk Southern Corporation....... 100,300   1,975,910
            Osmonics, Inc. (a).................   3,800      65,208
            Paychex, Inc.......................  96,200   2,422,316
            Pitney Bowes, Inc..................  59,900   1,949,146
            Roadway Express, Inc...............   5,000     172,200
            Robert Half International, Inc. (a)  44,800     679,168
            Ryder System, Inc..................  16,100     362,733
            Smith (A.O.) Corporation...........   5,200     135,148
            Southwest Airlines Co.............. 197,862   2,582,099
            Spartan Motors, Inc................   3,100      34,503
            Standard Register Company..........   6,000     112,620
            Steelcase, Inc.....................   9,900     104,247
            Tennant Company....................   2,300      69,690
            Thermo Electron Corporation (a)....  43,300     786,761
            Thomas & Betts Corporation (a).....  15,100     254,888
            Thomas Industries, Inc.............   4,000      99,000
            Toro Company.......................   3,200     201,632
            United Parcel Service, Inc......... 120,100   7,245,633
            Watts Industries...................   4,700      65,517
            Yellow Corporation (a).............   7,500     175,214
                                                        -----------
                                                         77,211,711
                                                        -----------
            Information Technology -- 18.6%
            3Com Corporation (a)...............  91,500     387,045
            Adaptec, Inc. (a)..................  27,400     162,208
            ADC Telecommunications, Inc. (a)... 206,300     474,490
            Advanced Micro Devices, Inc. (a)...  88,300     462,692
            Advent Software, Inc. (a)..........   8,500     118,235
            Analog Devices, Inc. (a)...........  93,600   2,239,848
            Andrew Corporation (a).............  25,500     235,620
            Apple Computer, Inc. (a)...........  92,700   1,331,172
            Applied Materials, Inc. (a)........ 422,200   5,053,734
            Arrow Electronics, Inc. (a)........  25,900     307,433
            Autodesk, Inc......................  29,200     436,248
            BMC Software, Inc. (a).............  60,800   1,071,904
            Borland Software Corporation (a)...  18,300     190,320

                                                 SHARES      VALUE
          Information Technology -- (continued)
          Cisco Systems, Inc. (a).............. 1,848,000 $ 24,707,760
          Compuware Corporation (a)............    96,600      338,100
          Dell Computer Corporation (a)........   662,100   15,797,706
          Electronic Arts Inc. (a).............    35,700    1,849,617
          Electronic Data Systems Corporation..   120,700    2,045,865
          EMC Corporation (a)..................   564,000    4,342,800
          Gerber Scientific, Inc. (a)..........     5,700       32,718
          Hewlett-Packard Company..............   780,010   13,579,974
          Hutchinson Technology
           Incorporated (a)....................     6,500      148,265
          Imation Corporation (a)..............     9,100      325,234
          Intel Corporation.................... 1,704,800   26,697,168
          Lexmark International Group,
           Inc. (a)............................    32,500    1,967,550
          LSI Logic Corporation (a)............    95,300      420,273
          Lucent Technologies, Inc. (a)........   892,000    1,659,120
          Micron Technology, Inc. (a)..........   156,000    1,280,760
          Microsoft Corporation................ 1,368,300   64,939,518
          Millipore Corporation (a)............    12,400      400,644
          National Semiconductor
           Corporation (a).....................    46,200      609,840
          Novell, Inc. (a).....................    93,600      303,264
          Palm, Inc. (a).......................     7,504      116,387
          PeopleSoft, Inc. (a).................    80,300    1,557,017
          Plantronics, Inc. (a)................    11,600      165,068
          QRS Corporation (a)..................     4,100       21,984
          Qualcomm, Inc. (a)...................   200,400    7,547,064
          Sapient Corporation (a)..............    32,800       58,056
          Scientific-Atlanta, Inc..............    39,900      442,890
          Solectron Corporation (a)............   213,800      767,542
          Sun Microsystems, Inc. (a)...........   797,800    2,465,202
          Symantec Corporation (a).............    36,800    1,717,824
          Tektronix, Inc. (a)..................    22,600      372,900
          Tellabs, Inc. (a)....................   106,000      825,740
          Texas Instruments, Inc...............   444,900    7,073,910
          Waters Corporation (a)...............    33,400      769,870
          Xerox Corporation (a)................   186,300    1,648,755
          Xilinx, Inc. (a).....................    85,300    1,688,087
          Yahoo! Inc. (a)......................   151,300    2,753,660
                                                          ------------
                                                           203,909,081
                                                          ------------
          Materials -- 1.3%
          Air Products & Chemicals, Inc........    57,600    2,387,520
          Bemis Company, Inc...................    13,700      597,594
          Cabot Corporation....................    16,000      404,160
          Calgon Carbon Corporation............    10,100       60,600
          Caraustar Industries, Inc. (a).......     7,200       54,648
          Crown Cork & Seal Company,
           Inc. (a)............................    41,600      288,288
          Engelhard Corporation................    33,200      687,572

                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 2003
                                  (unaudited)

                                               SHARES     VALUE
              Materials -- (continued)
              Fuller (H.B.) Company...........   7,300 $   185,055
              Lubrizol Corporation............  13,300     395,409
              MeadWestvaco Corp...............  51,112   1,229,244
              Minerals Technologies, Inc......   5,300     210,145
              Nucor Corporation...............  20,150     804,187
              Praxair, Inc....................  40,700   2,219,778
              Rock-Tenn Company...............   9,000     123,570
              Rohm & Haas Company.............  55,600   1,715,260
              Sealed Air Corporation (a)......  21,700     818,524
              Sigma-Aldrich Corporation.......  18,600     834,582
              Sonoco Products Company.........  24,745     519,150
              Stillwater Mining Company (a)...  11,200      47,936
              Trex Company, Inc. (a)..........   3,700     118,400
              Worthington Industries, Inc.....  22,200     336,773
                                                       -----------
                                                        14,038,395
                                                       -----------
              Telecommunication Services -- 6.4%
              AT&T Corporation................ 197,316   3,843,715
              AT&T Wireless Services, Inc. (a) 694,587   4,216,143
              BellSouth Corporation........... 474,900  10,818,222
              Citizens Communications Company
               (a)............................  72,767     712,389
              SBC Communications, Inc......... 849,128  20,752,688
              Sprint Corporation.............. 228,800   2,777,632
              Telephone and Data Systems, Inc.  13,500     579,150
              Verizon Communications.......... 697,922  26,716,455
                                                       -----------
                                                        70,416,394
                                                       -----------
              Utilities -- 0.8%
              AGL Resources, Inc..............  14,400     329,040
              Cascade Natural Gas Corporation.   2,900      55,535
              Cleco Corporation...............  12,200     164,700

                                             SHARES      VALUE
              Utilities -- (continued)
              Energen Corporation...........   8,900 $      270,293
              IDACORP, Inc..................   9,700        217,765
              KeySpan Corporation...........  36,700      1,247,800
              Kinder Morgan, Inc............  31,500      1,420,965
              MGE Energy, Inc...............   4,400        119,020
              Mirant Corporation (a)........ 103,600        182,336
              National Fuel Gas Company.....  20,500        421,890
              NICOR, Inc....................  11,400        358,530
              NISource, Inc.................  61,500      1,092,855
              Northwest Natural Gas Company.   6,500        169,130
              Northwestern Corporation......   7,100         37,275
              OGE Energy Corporation........  20,200        345,218
              Peoples Energy Corporation....   9,200        338,652
              Pepco Holdings, Inc...........  42,100        789,375
              Questar Corporation...........  21,200        583,000
              Southern Union Company (a)....  14,233        204,955
              WGL Holdings..................  12,600        319,158
              Williams Companies, Inc....... 134,200        434,808
                                                     --------------
                                                          9,102,300
                                                     --------------
              TOTAL INVESTMENTS -- 99.4%
                (Cost $1,400,636,263) (b)..          $1,091,139,317
              Other Assets, Less Liabilities -- 0.6%      6,903,182
                                                     --------------
              NET ASSETS -- 100.0%.................. $1,098,042,499
                                                     ==============

--------
(a)Non-income producing security.
(b)The aggregate cost for federal income tax purposes is $1,423,675,834, the aggregate gross unrealized appreciation is $88,732,834, and the aggregate gross unrealized depreciation is $421,269,351, resulting in net unrealized depreciation of $332,536,517.
Copyright in the Domini 400 Social Index/SM/ is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.



                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2003
                                  (unaudited)

    ASSETS:
    Investments at value (Cost $1,400,636,263).............. $1,091,139,317
    Cash....................................................      5,512,815
    Dividends receivable....................................      1,615,452
                                                             --------------
          Total assets......................................  1,098,267,584
                                                             --------------
    LIABILITIES:
    Accrued expenses (Note 2)...............................        225,085
                                                             --------------
          Total liabilities.................................        225,085
                                                             --------------
    NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS $1,098,042,499
                                                             ==============

                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2003
                                  (unaudited)

INVESTMENT INCOME
Dividends............................................                $   8,998,035
EXPENSES
Management fee (Note 2).............................. $   1,222,333
Trustees fees........................................        23,500
Professional fees....................................        61,356
Custody fees (Note 3)................................       148,092
Miscellaneous........................................         3,540
                                                      -------------
Total expenses.......................................     1,458,821
   Fees paid indirectly (Note 3).....................       (27,107)
   Expenses paid and fee waived by manager (Note 2)..      (120,000)
                                                      -------------
      Net expenses...................................                    1,311,714
                                                                     -------------
NET INVESTMENT INCOME................................                    7,686,321
NET REALIZED LOSS ON INVESTMENTS
Proceeds from sales.................................. $ 123,679,433
Cost of securities sold..............................  (226,960,791)
                                                      -------------
Net realized loss on investments.....................                 (103,281,358)
NET CHANGES IN UNREALIZED DEPRECIATION OF INVESTMENTS
   Beginning of period............................... $(347,525,759)
   End of period.....................................  (309,496,946)
                                                      -------------
      Net change in unrealized depreciation..........                   38,028,813
                                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.                $ (57,566,224)
                                                                     =============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                      SIX MONTHS        FOR THE
                                                                                        ENDED            YEAR
                                                                                   JANUARY 31, 2003      ENDED
                                                                                     (UNAUDITED)     JULY 31, 2002
DECREASE IN NET ASSETS
From Operations:
  Net investment income...........................................................  $    7,686,321  $   15,910,596
  Net realized loss on investments................................................    (103,281,358)   (142,946,751)
  Net change in unrealized depreciation of investments............................      38,028,813    (261,123,037)
                                                                                    --------------  --------------
  Net Decrease in Net Assets Resulting from Operations............................     (57,566,224)   (388,159,192)
                                                                                    --------------  --------------
Transactions in Investors' Beneficial Interest:
  Additions.......................................................................     125,062,345     309,789,675
  Reductions......................................................................    (208,780,601)   (411,308,581)
                                                                                    --------------  --------------
  Net Decrease in Net Assets from Transactions in Investors' Beneficial Interests.     (83,718,256)   (101,518,906)
                                                                                    --------------  --------------
Total Decrease in Net Assets......................................................    (141,284,480)   (489,678,098)
NET ASSETS:
  Beginning of period.............................................................   1,239,326,979   1,729,005,077
                                                                                    --------------  --------------
  End of period...................................................................  $1,098,042,499  $1,239,326,979
                                                                                    ==============  ==============

                             FINANCIAL HIGHLIGHTS

                                            FOR THE
                                           SIX MONTHS
                                             ENDED                          FOR THE YEAR ENDED JULY 31,
                                        JANUARY 31, 2003   -------------------------------------------------------
                                          (UNAUDITED)         2002       2001        2000          1999          1998
Net assets (in millions)...............      $1,098        $1,239     $1,729     $1,974        $1,347        $ 642
Ratio of net investment income to
 average net assets (annualized).......        1.29%(1)      1.02%      0.78%      0.70%(1)      0.84%(1)     1.05%(2)
Ratio of expenses to average net assets
 (annualized)..........................        0.22%(1)(3)   0.22%(3)   0.22%(3)   0.24%(1)(3)   0.24%(1)(3)  0.24%(2)(3)
Portfolio turnover rate................           4%           13%        19%         9%            8%           5%

(1)Reflects an expense reimbursement and fee waiver by the Manager of 0.02%, 0.002%, and 0.01% for the six months ended January 31, 2003, and the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratios of net investment income and expenses to average net assets for the six months ended January 31,2003, would have been 1.27% and 0.24% respectively, and for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.
(2)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.
(3)Ratio of expenses to average net assets for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.22%, 0.21%, 0.21%, 0.20%, and 0.20% for the six months ended January 31, 2003, and the years ended July 31, 2002, 2001, 2000, 1999, and 1998, respectively.

                       See Notes to Financial Statements

                DOMINI SOCIAL INDEX PORTFOLIO/January 31, 2003

                         NOTES TO FINANCIAL STATEMENTS

                                  (unaudited)

NOTE 1 -- Organization and Significant Accounting Policies.
   Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,/SM/ which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.
    (A)Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.
    (B)Dividend Income.  Dividend income is recorded on the ex-dividend date.
    (C)Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
    (D)Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2 -- Transactions with Affiliates.
    (A)Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. For the six months ended January 31, 2003, DSIL waived fees totalling $120,000.
    (B)Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index./SM/ The Index's composition is determined by KLD Research & Analytics, Inc.

                DOMINI SOCIAL INDEX PORTFOLIO/January 31, 2003

                  NOTES TO FINANCIAL STATEMENTS--(concluded)

NOTE 3 -- Investment Transactions.
   Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the six months ended January 31, 2003, aggregated $48,288,922 and $226,960,791, respectively.
Custody fees of the Portfolio were reduced by $27,107, which was compensation for uninvested cash left on deposit with the custodian.

                                                             Semi-Annual Report


INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (Balanced Fund)
Winslow Management Company
60 State Street
Boston, MA 02109

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

                                                                [LOGO] Green
Century Funds

                                                               January 31, 2003

                                                                  Balanced Fund
--------------------------------------------------------------------------------
                                                                         Equity
                                                                           Fund
      [LOGO] Green Century Funds
    An investment for your future.
Printed on recycled paper with soy-based ink.

Item 2.  Code of Ethics

Not applicable to semi-annual reports for the period ended January 31, 2003.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports for the period ended January 31, 2003.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports for the period ended January 31, 2003.

Items 5-6.  Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Reserved

Item 9.  Controls and Procedures

(a) Not applicable

(b) Not applicable

Item 10.  Exhibits

(a) Code of Ethics. Not applicable to semi-annual reports for the period ended January 31, 2003.

(b) Certifications required by Item 10(b) of Form N-CSR and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis_
----------------------
Kristina A. Curtis
Chief Executive Officer
March 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis_
----------------------
Kristina A. Curtis
Chief Executive Officer
March 28, 2003

/s/ Kristina A. Curtis_
----------------------
Kristina A. Curtis
Treasurer and Chief Financial Officer
March 28, 2003